INVESTMENTS (Derivatives) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	$ 53,307	$ 40,639
Fair Value Assets Derivatives	12,837	12,508
Derivative Liability, Fair Value, Net	895	716
Gain (losses) reported in net earnings (losses)	(455)	8,118
Equity Contracts Futures [Member]
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	6,189	6,443
Fair Value Assets Derivatives	0	0
Derivative Liability, Fair Value, Net	2	2
Gain (losses) reported in net earnings (losses)	(1,058)	(34)
Equity Contracts Swaps [Member] Member
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	965	784
Fair Value Assets Derivatives	2	10
Derivative Liability, Fair Value, Net	56	21
Gain (losses) reported in net earnings (losses)	(320)	33
Equity Contracts Options [Member] Member
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	3,492	1,211
Fair Value Assets Derivatives	443	92
Derivative Liability, Fair Value, Net	219	85
Gain (losses) reported in net earnings (losses)	66	(20)
Interest Rate Floor [Member]
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	2,700	3,000
Fair Value Assets Derivatives	291	327
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	68	139
Interest rate contracts Swaps [Member] Member
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	18,239	9,826
Fair Value Assets Derivatives	554	503
Derivative Liability, Fair Value, Net	353	317
Gain (losses) reported in net earnings (losses)	402	590
Interest rate contracts Futures [Member]
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	14,033	11,983
Fair Value Assets Derivatives	0	0
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	84	849
Interest rate contracts Swaptions [Member] Member
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	7,608	7,354
Fair Value Assets Derivatives	502	1,029
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	(220)	817
Foreign currency Contracts [Member] Member
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	81	38
Fair Value Assets Derivatives	1	0
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	0	0
Net investment Income (loss) [Member] Member
Derivative Instruments by Category [Line Items]
Gain (losses) reported in net earnings (losses)	(978)	2,374
Gmib Reinsurance [Member]
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	0	0
Fair Value Assets Derivatives	11,044	10,547
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	497	5,941
GIB and GWBL and Other Features [Member]
Derivative Instruments by Category [Line Items]
Derivative, Notional Amount	0	0
Fair Value Assets Derivatives	0	0
Derivative Liability, Fair Value, Net	265	291
Gain (losses) reported in net earnings (losses)	$ 26	$ (197)